Note 6 - Investments in Juanicipio - Investment Relating to Interests in Juancipio Property and Minera Juancipio (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Joint Venture Expenditures Incurred Percentage	100.00%	100.00%